UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

FORM N-Q

MARCH 31, 2016

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 85.8%
CONSUMER DISCRETIONARY - 17.5%
Auto Components - 0.8%
Alliance Automotive Finance PLC, Senior Secured Notes	6.250%	12/1/21	700,000	EUR	$847,906	(a)
Europcar Groupe SA, Secured Notes	5.750%	6/15/22	500,000	EUR	597,397	(a)
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	920,000		941,850	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	200,000		199,750	(a)

Total Auto Components					2,586,903

Automobiles - 0.2%
General Motors Co., Senior Notes	6.600%	4/1/36	560,000		617,965

Diversified Consumer Services - 0.8%
Co-operative Group Holdings 2011 Ltd., Senior Notes	6.875%	7/8/20	100,000	GBP	154,225	(b)
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	380,000	GBP	582,755
EC Finance PLC, Senior Secured Notes	5.125%	7/15/21	920,000	EUR	1,100,520	(a)
Service Corp. International, Senior Notes	5.375%	5/15/24	700,000		743,750

Total Diversified Consumer Services					2,581,250

Hotels, Restaurants & Leisure - 4.7%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	1,320,000		1,376,100	(a)
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	1,346,788		1,223,826	(a)(c)(d)(e)
Boyd Gaming Corp., Senior Notes	6.375%	4/1/26	450,000		469,125	(a)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	990,000		1,066,725
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	450,000		388,125
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	7/1/19	850,000		811,750	(a)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	320,000		329,600	(a)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	430,000		428,925	(a)
Landry’s Inc., Senior Notes	9.375%	5/1/20	1,300,000		1,371,500	(a)
Marstons Issuer PLC, Secured Bonds	5.641%	7/15/35	882,000	GBP	1,175,514	(b)(f)
MCE Finance Ltd., Senior Notes	5.000%	2/15/21	660,000		631,080	(a)
NCL Corp. Ltd., Senior Bonds	4.625%	11/15/20	380,000		383,800	(a)
NCL Corp. Ltd., Senior Notes	5.250%	11/15/19	1,790,000		1,834,750	(a)
Pizzaexpress Financing 2 PLC, Senior Secured Bonds	6.625%	8/1/21	140,000	GBP	206,020	(a)
Studio City Finance Ltd., Senior Notes	8.500%	12/1/20	1,000,000		1,007,500	(a)
Thomas Cook Finance PLC, Senior Bonds	6.750%	6/15/21	1,630,000	EUR	1,871,006	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	590,000		497,075	(a)

Total Hotels, Restaurants & Leisure					15,072,421

Household Durables - 2.1%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	1,270,000		1,292,225	(a)(c)
PulteGroup Inc., Senior Notes	5.500%	3/1/26	720,000		744,300
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	5.875%	4/1/23	750,000		743,437	(a)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	1,449,000		1,427,265	(a)
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	1,150,000		1,185,747

William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	160,000		154,400
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	1,380,000		1,235,100	(a)

Total Household Durables					6,782,474

Leisure Products - 0.2%
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	1,110,000		649,350	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - 5.9%
CCO Safari II LLC, Senior Secured Notes	4.908%	7/23/25	2,880,000		$3,042,317	(a)
CCO Safari II LLC, Senior Secured Notes	6.484%	10/23/45	640,000		714,113	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	1,370,000		1,262,112
Entertainment One Ltd., Senior Secured Bonds	6.875%	12/15/22	450,000	GBP	644,696	(a)
iHeartCommunications Inc., Senior Notes	14.000%	2/1/21	1,626,100		374,003	(c)
MDC Partners Inc., Senior Notes	6.500%	5/1/24	1,240,000		1,269,450	(a)
MediaNews Group Inc.	12.000%	12/31/18	541,000		541,000	(d)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	1,880,328		1,344,435	(a)(c)
Numericable-SFR SA, Senior Secured Bonds	6.000%	5/15/22	1,220,000		1,195,600	(a)
Numericable-SFR SAS, Senior Secured Bonds	6.250%	5/15/24	2,550,000		2,484,975	(a)
Viacom Inc., Senior Notes	4.375%	3/15/43	750,000		581,824
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	1,390,000		1,452,550	(a)
Virgin Media Finance PLC, Senior Notes	7.000%	4/15/23	690,000	GBP	1,025,697	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	10/15/24	990,000	GBP	1,450,324	(a)
Virgin Media Finance PLC, Senior Notes	5.750%	1/15/25	1,690,000		1,715,350	(a)

Total Media					19,098,446

Multiline Retail - 0.9%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	1,970,000		2,098,050	(a)
Neiman Marcus Group Ltd. LLC, Senior Notes	8.000%	10/15/21	200,000		173,000	(a)
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	1,000,000		775,620	(a)(c)

Total Multiline Retail					3,046,670

Specialty Retail - 1.5%
AA Bond Co., Ltd., Secured Notes	5.500%	7/31/22	420,000	GBP	584,072	(a)
GameStop Corp., Senior Notes	5.500%	10/1/19	980,000		944,475	(a)
GameStop Corp., Senior Notes	6.750%	3/15/21	700,000		679,000	(a)
Guitar Center Inc., Senior Bonds	9.625%	4/15/20	1,640,000		1,143,900	(a)
L Brands Inc., Senior Notes	6.875%	11/1/35	850,000		926,670
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	650,000		695,500

Total Specialty Retail					4,973,617

Textiles, Apparel & Luxury Goods - 0.4%
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	340,000		336,600	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	1,040,000		1,055,600

Total Textiles, Apparel & Luxury Goods					1,392,200

TOTAL CONSUMER DISCRETIONARY					56,801,296

CONSUMER STAPLES - 5.8%
Beverages - 1.3%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	1,110,000		1,071,150	(a)
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	440,000		452,100
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	1,300,000		1,361,750
Constellation Brands Inc., Senior Notes	4.750%	12/1/25	380,000		395,200
DS Services of America Inc., Secured Notes	10.000%	9/1/21	870,000		989,625	(a)

Total Beverages					4,269,825

Food & Staples Retailing - 0.3%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	1,280,000		1,153,600	(a)

Food Products - 2.4%
Boparan Finance PLC, Senior Secured Notes	5.500%	7/15/21	1,290,000	GBP	1,723,068	(b)
Dole Food Co. Inc., Senior Secured Notes	7.250%	5/1/19	900,000		897,750	(a)
Labeyrie Fine Foods SAS, Senior Secured Bonds	5.625%	3/15/21	490,000	EUR	589,631	(a)
Marfrig Overseas Ltd., Senior Notes	9.500%	5/4/20	1,310,000		1,329,650	(a)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	1,070,000		1,079,363	(a)
R&R Ice Cream PLC, Senior Secured Notes	4.750%	5/15/20	160,000	EUR	187,120	(a)
R&R Ice Cream PLC, Senior Secured Notes	8.250%	5/15/20	1,080,000	AUD	861,578	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	1,280,000		1,081,600	(a)
Virgolino de Oliveira Finance SA, Senior Notes	10.500%	1/28/18	800,000		31,200	*(b)(g)

Total Food Products					7,780,960

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Products - 1.3%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	550,000	$574,750
Kronos Acquisition Holdings Inc., Senior Notes	9.000%	8/15/23	260,000	240,500	(a)
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	1,540,000	1,643,950
Sun Products Corp., Senior Notes	7.750%	3/15/21	1,920,000	1,776,000	(a)

Total Household Products				4,235,200

Tobacco - 0.5%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	1,970,000	1,509,512

TOTAL CONSUMER STAPLES				18,949,097

ENERGY - 12.5%
Energy Equipment & Services - 0.5%
CGG, Senior Notes	6.500%	6/1/21	870,000	356,700
CGG, Senior Notes	6.875%	1/15/22	1,120,000	442,400
Ensco PLC, Senior Notes	4.700%	3/15/21	360,000	251,683
Ensco PLC, Senior Notes	5.750%	10/1/44	600,000	297,750
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	200,000	126,000	(a)

Total Energy Equipment & Services				1,474,533

Oil, Gas & Consumable Fuels - 12.0%
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	1,600,000	296,000
California Resources Corp., Senior Notes	5.500%	9/15/21	690,000	155,250
California Resources Corp., Senior Notes	6.000%	11/15/24	40,000	9,100
Carrizo Oil & Gas Inc., Senior Notes	6.250%	4/15/23	120,000	106,350
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	190,000	75,525
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	460,000	179,400
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	1,110,000	394,050
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	710,000	244,950
Continental Resources Inc., Senior Notes	3.800%	6/1/24	220,000	174,900
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,040,000	780,000
Ecopetrol SA, Senior Notes	5.375%	6/26/26	880,000	803,000
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.125%	6/15/19	280,000	240,800
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.875%	2/15/23	850,000	654,500
Gazprom OAO Via Gaz Capital SA, Loan Participation Notes, Senior Notes	6.510%	3/7/22	1,570,000	1,647,299	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.000%	5/15/23	600,000	531,000
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	1,900,000	1,448,750	(a)
LUKOIL International Finance BV, Senior Notes	6.656%	6/7/22	480,000	512,398	(b)
LUKOIL International Finance BV, Senior Notes	4.563%	4/24/23	1,880,000	1,802,253	(a)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	2,000,000	450,000	*(e)(g)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	420,000	249,900	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,560,000	928,200	(a)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	2,060,000	587,100	*(e)(g)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	1,220,000	164,700	(a)
NGPL PipeCo LLC, Senior Secured Notes	7.119%	12/15/17	400,000	388,500	(a)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	1,140,000	849,300
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	630,000	467,775
Pacific Exploration and Production Corp., Senior Notes	7.250%	12/12/21	840,000	147,000	*(b)(e)(g)
Petrobras Global Finance BV, Senior Notes	3.000%	1/15/19	2,230,000	1,922,090
Petrobras Global Finance BV, Senior Notes	4.875%	3/17/20	1,300,000	1,085,110
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	2,750,000	2,013,550

Petrobras Global Finance BV, Senior Notes	6.875%	1/20/40	4,370,000	3,168,250
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	6,160,000	1,928,080	(b)
Petroleos de Venezuela SA, Senior Notes	8.500%	11/2/17	547,333	291,455	(b)
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	2,040,000	1,968,600
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	680,000	737,800	(a)
QEP Resources Inc., Senior Notes	5.250%	5/1/23	950,000	831,250
Rice Energy Inc., Senior Notes	6.250%	5/1/22	880,000	770,000

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Rice Energy Inc., Senior Notes	7.250%	5/1/23	340,000	$299,200
Rockies Express Pipeline LLC, Senior Notes	5.625%	4/15/20	540,000	513,000	(a)
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	1,670,000	989,475
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	1,090,000	735,750	(a)
SM Energy Co., Senior Notes	5.000%	1/15/24	920,000	641,415
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	7.500%	7/1/21	740,000	584,600
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	5.500%	8/15/22	730,000	521,950
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.375%	8/1/22	537,000	520,890
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	430,000	288,100
Williams Cos. Inc., Debentures	7.500%	1/15/31	240,000	196,200
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	430,000	323,575
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	550,000	420,750
WPX Energy Inc., Senior Notes	8.250%	8/1/23	520,000	404,300
YPF Sociedad Anonima, Senior Notes	8.500%	3/23/21	1,520,000	1,525,700	(a)
YPF Sociedad Anonima, Senior Notes	8.500%	7/28/25	2,000,000	1,959,000	(a)

Total Oil, Gas & Consumable Fuels				38,928,090

TOTAL ENERGY				40,402,623

FINANCIALS - 12.1%
Banks - 5.6%
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	1,630,000	1,684,523	(f)(h)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,590,000	1,712,231
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	2,100,000	2,034,375	(a)(f)(h)
CIT Group Inc., Senior Notes	5.000%	8/15/22	1,070,000	1,085,376
CIT Group Inc., Senior Notes	5.000%	8/1/23	460,000	463,450
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	150,000	144,260	(f)(h)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	1,420,000	1,368,525	(f)(h)
Cooperatieve Rabobank U.A., Subordinated Notes	5.250%	8/4/45	320,000	347,408
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	1,530,000	1,532,287	(a)(f)(h)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	1,470,000	1,367,100	(f)(h)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	870,000	824,325	(f)(h)
HSBC Holdings PLC, Subordinated Notes	5.250%	3/14/44	270,000	274,847
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	770,000	741,279	(f)(h)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	1,680,000	1,704,110
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	510,000	551,677
Sberbank of Russia Via SB Capital SA, Subordinated Notes	5.500%	2/26/24	2,510,000	2,291,781	(b)(f)

Total Banks				18,127,554

Capital Markets - 0.5%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	440,000	420,771
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,070,000	1,091,114

Total Capital Markets				1,511,885

Consumer Finance - 0.6%
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	660,000	658,350
Navient Corp., Senior Notes	5.875%	10/25/24	720,000	613,800
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	910,000	732,550	(a)

Total Consumer Finance				2,004,700

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - 1.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	1,050,000		$1,074,938
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	750,000		799,125	(a)
Boats Investments Netherlands BV, Secured Notes	11.000%	3/31/17	2,891,642	EUR	755,949	(b)(c)
Garfunkelux Holdco 3 SA, Senior Secured Notes	7.500%	8/1/22	910,000	EUR	1,059,046	(b)
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	360,000		384,750
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	900,000		1,085,625
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	290,000		315,738

Total Diversified Financial Services					5,475,171

Insurance - 0.5%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	600,000		606,000	(a)
Galaxy Bidco Ltd., Senior Secured Notes	6.375%	11/15/20	350,000	GBP	505,955	(b)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	820,000		612,950

Total Insurance					1,724,905

Real Estate Investment Trusts (REITs) - 0.8%
Iron Mountain Inc., Senior Notes	6.000%	10/1/20	930,000		982,312	(a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	270,000		285,525
Shimao Property Holdings Ltd., Senior Notes	6.625%	1/14/20	1,450,000		1,528,461	(b)

Total Real Estate Investment Trusts (REITs)					2,796,298

Real Estate Management & Development - 2.0%
Caesars Entertainment Resort Properties LLC, Secured Notes	11.000%	10/1/21	1,590,000		1,363,425
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	660,000		649,440
Country Garden Holdings Co., Ltd., Senior Bonds	7.250%	4/4/21	770,000		794,369	(b)
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	1,370,000		1,421,375	(a)
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	720,000		712,800	(a)
Tesco Property Finance 6 PLC, Senior Secured Notes	5.411%	7/13/44	545,521	GBP	680,121	(b)
Yuzhou Properties Co., Ltd., Senior Bonds	8.750%	10/4/18	730,000		776,237	(b)

Total Real Estate Management & Development					6,397,767

Thrifts & Mortgage Finance - 0.4%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	1,310,000		1,277,250	(a)

TOTAL FINANCIALS					39,315,530

HEALTH CARE - 6.3%
Biotechnology - 0.2%
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	660,000		585,750	(a)

Health Care Equipment & Supplies - 0.8%
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	850,000		756,500	(a)
Greatbatch Ltd., Senior Notes	9.125%	11/1/23	750,000		745,312	(a)
Immucor Inc., Senior Notes	11.125%	8/15/19	990,000		915,750

Total Health Care Equipment & Supplies					2,417,562

Health Care Providers & Services - 4.4%
BioScrip Inc., Senior Notes	8.875%	2/15/21	450,000		382,500
Centene Corp., Senior Notes	5.625%	2/15/21	470,000		491,150	(a)
Centene Corp., Senior Notes	6.125%	2/15/24	190,000		200,450	(a)
Ephios Bondco PLC, Senior Secured Notes	6.250%	7/1/22	220,000	EUR	265,859	(a)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	1,630,000		1,664,637	(a)
HCA Inc., Senior Bonds	5.375%	2/1/25	250,000		253,048
HCA Inc., Senior Notes	5.875%	2/15/26	1,810,000		1,868,825
HCA Inc., Senior Secured Notes	5.250%	4/15/25	630,000		650,475
HCA Inc., Senior Secured Notes	5.250%	6/15/26	430,000		441,825
HomeVi SAS, Senior Secured Bonds	6.875%	8/15/21	2,140,000	EUR	2,596,894	(a)
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	800,000		793,000
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	510,000		527,213
Tenet Healthcare Corp., Senior Notes	6.750%	6/15/23	1,520,000		1,463,000
Unilabs Subholding AB, Senior Secured Notes	8.500%	7/15/18	1,390,000	EUR	1,647,597	(a)
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	1,130,000		1,050,900

Total Health Care Providers & Services					14,297,373

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Pharmaceuticals - 0.9%
DPx Holdings BV, Senior Notes	7.500%	2/1/22	1,000,000		$998,750	(a)
Mallinckrodt International Finance SA, Senior Notes	5.750%	8/1/22	370,000		342,712	(a)
Mallinckrodt International Finance SA, Senior Notes	5.625%	10/15/23	330,000		301,125	(a)
Mallinckrodt International Finance SA, Senior Notes	5.500%	4/15/25	140,000		124,250	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.375%	10/15/20	280,000		233,800	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	480,000		379,800	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	370,000		291,838	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	400,000		309,000	(a)

Total Pharmaceuticals					2,981,275

TOTAL HEALTH CARE					20,281,960

INDUSTRIALS - 10.4%
Aerospace & Defense - 1.1%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	2,370,000		1,824,900	(a)
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	1,920,000		1,814,400

Total Aerospace & Defense					3,639,300

Air Freight & Logistics - 0.5%
XPO Logistics Inc., Senior Notes	5.750%	6/15/21	180,000	EUR	196,240	(a)
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	1,420,000		1,386,275	(a)

Total Air Freight & Logistics					1,582,515

Airlines - 0.4%
America West Airlines, Pass-Through Certificates, Secured Notes	7.100%	4/2/21	683,726		729,878
American Airlines, Pass-Through Trust, Secured Bonds	5.625%	1/15/21	522,212		529,392	(a)

Total Airlines					1,259,270

Building Products - 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	2/15/21	1,140,000		940,500	(a)
Standard Industries Inc., Senior Notes	5.125%	2/15/21	240,000		246,900	(a)
Standard Industries Inc., Senior Notes	5.500%	2/15/23	350,000		359,625	(a)

Total Building Products					1,547,025

Commercial Services & Supplies - 1.9%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	460,000		356,500	(a)
GFL Environmental Inc., Senior Notes	9.875%	2/1/21	690,000		721,050	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	1,070,000		872,050
Paprec Holding, Senior Secured Bonds	5.250%	4/1/22	200,000	EUR	222,687	(a)
Paprec Holding, Subordinated Bonds	7.375%	4/1/23	180,000	EUR	189,880	(a)
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	2,000,000		2,010,000
West Corp., Senior Notes	5.375%	7/15/22	1,860,000		1,713,153	(a)

Total Commercial Services & Supplies					6,085,320

Construction & Engineering - 0.6%
Grupo Isolux Corsan Finance BV, Senior Bonds	6.625%	4/15/21	1,000,000	EUR	350,672	(a)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	1,614,112		1,033,032	(a)(c)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	80,000		69,600	(a)
Modular Space Corp., Secured Notes	10.250%	1/31/19	1,000,000		560,000	(a)

Total Construction & Engineering					2,013,304

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Electrical Equipment - 0.8%
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	820,000		$820,000	(a)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	790,000		730,750	(a)
Trionista TopCo GmbH, Senior Subordinated Notes	6.875%	4/30/21	200,000	EUR	240,791	(a)
WESCO Distribution Inc., Senior Notes	5.375%	12/15/21	870,000		883,050

Total Electrical Equipment					2,674,591

Engineering & Construction - 0.2%
Novafives SAS, Senior Secured Notes	4.500%	6/30/21	530,000	EUR	528,154	(a)

Machinery - 1.3%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	850,000		841,500	(a)
DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	1,620,000		1,607,850	(a)
Global Brass and Copper Inc., Senior Secured Notes	9.500%	6/1/19	1,000,000		1,060,000
SIG Combibloc Holdings SCA, Senior Bonds	7.750%	2/15/23	470,000	EUR	572,817	(a)
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	300,000		238,500	(a)

Total Machinery					4,320,667

Marine - 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,730,000		1,154,775	(a)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	1,250,000		262,500	*(e)(g)

Total Marine					1,417,275

Road & Rail - 0.8%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	1,200,000		1,194,000	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	530,000		532,650	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	10.250%	6/1/20	1,270,000		901,700	(a)

Total Road & Rail					2,628,350

Trading Companies & Distributors - 1.3%
Ashtead Capital Inc., Secured Notes	5.625%	10/1/24	1,160,000		1,206,400	(a)
Ashtead Capital Inc., Senior Secured Notes	6.500%	7/15/22	880,000		939,400	(a)
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	1,510,000		1,540,200
HD Supply Inc., Senior Notes	5.750%	4/15/24	480,000		494,400	(a)

Total Trading Companies & Distributors					4,180,400

Transportation - 0.6%
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	1,550,000		968,750	(a)(c)
Onorato Armatori SpA, Senior Secured Bonds	7.750%	2/15/23	850,000	EUR	1,018,042	(a)

Total Transportation					1,986,792

TOTAL INDUSTRIALS					33,862,963

INFORMATION TECHNOLOGY - 1.8%
Electronic Equipment, Instruments & Components - 0.4%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	1,450,000		1,368,438

Internet Software & Services - 0.3%
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	800,000		864,000

IT Services - 0.6%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	900,000		414,000	(a)(e)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	1,700,000		1,708,500	(a)

Total IT Services					2,122,500

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Semiconductors & Semiconductor Equipment - 0.3%
QUALCOMM Inc., Senior Subordinated Notes	4.800%	5/20/45	910,000		$903,539

Technology Hardware, Storage & Peripherals - 0.2%
Western Digital Corp., Senior Notes	10.500%	4/1/24	710,000		713,550	(a)

TOTAL INFORMATION TECHNOLOGY					5,972,027

MATERIALS - 7.5%
Chemicals - 0.9%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	1,940,000		1,655,693	(b)
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	370,000		342,250	(a)
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	559,812		394,667	(a)(c)
Kerling PLC, Senior Secured Notes	10.625%	2/1/17	508,000	EUR	582,389	(a)

Total Chemicals					2,974,999

Construction Materials - 1.1%
American Builders & Contractors Supply Co. Inc., Senior Notes	5.750%	12/15/23	590,000		615,075	(a)
Cemex SAB de CV, Senior Secured Notes	5.700%	1/11/25	1,550,000		1,440,725	(a)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	1,100,000		808,500	(a)
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	750,000		513,750	(a)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	280,000		184,800	(a)

Total Construction Materials					3,562,850

Containers & Packaging - 1.5%
Ardagh Packaging Finance PLC, Senior Notes	9.125%	10/15/20	590,000		612,125	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.000%	11/15/20	388,235		371,735	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.750%	1/31/21	400,000		389,000	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	6/30/21	670,000		639,850	(a)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	760,000		682,100	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	390,000		351,000	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	1,230,000		1,143,900
SGD Group SAS, Senior Secured Bonds	5.625%	5/15/19	660,000	EUR	768,794	(a)

Total Containers & Packaging					4,958,504

Metals & Mining - 4.0%
Alcoa Inc., Senior Notes	5.125%	10/1/24	650,000		619,736
Anglo American Capital PLC, Senior Notes	3.625%	5/14/20	400,000		345,248	(a)
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	440,000		368,500	(a)
Anglo American Capital PLC, Senior Notes	4.125%	9/27/22	460,000		377,200	(a)
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	820,000		674,450	(a)
ArcelorMittal SA, Senior Bonds	6.125%	6/1/25	1,030,000		957,900
ArcelorMittal SA, Senior Notes	6.500%	3/1/21	560,000		554,400
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	830,000		624,575	(a)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	1,090,000		880,175
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	340,000		242,250
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	360,000		245,700
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	500,000		308,750

Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	1,220,000		76,250	*(a)(e)(g)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	1,918		0	(a)(c)(d)(e)(i)
MMC Norilsk Nickel OJSC via MMC Finance Ltd., Senior Notes	5.550%	10/28/20	1,580,000		1,621,317	(b)
MMC Norilsk Nickel OJSC via MMC Finance Ltd., Senior Notes	6.625%	10/14/22	1,530,000		1,603,157	(b)
Schaeffler Holding Finance BV, Senior Secured Notes	6.875%	8/15/18	880,000	EUR	1,039,227	(a)(c)
Vale SA, Senior Notes	5.625%	9/11/42	3,330,000		2,364,300

Total Metals & Mining					12,903,135

TOTAL MATERIALS					24,399,488

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
TELECOMMUNICATION SERVICES - 10.4%
Diversified Telecommunication Services - 5.6%
CCOH Safari LLC, Senior Notes	5.750%	2/15/26	1,370,000		$1,421,375	(a)
CenturyLink Inc., Senior Notes	5.800%	3/15/22	670,000		647,120
CenturyLink Inc., Senior Notes	6.750%	12/1/23	480,000		468,600
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	1,540,000		1,520,750	(a)
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	700,000		603,750	(a)
Frontier Communications Corp., Senior Notes	11.000%	9/15/25	1,210,000		1,220,588	(a)
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	450,000		273,375
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	1,090,000		697,600
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	1,010,000		1,042,825	(a)
Level 3 Financing Inc., Senior Notes	5.250%	3/15/26	510,000		515,100	(a)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	2,850,000		790,590	(b)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	1,570,000		435,518	(a)
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	120,000		123,000
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	3,210,000		3,302,287	(a)
Telemar Norte Leste SA, Senior Notes	5.500%	10/23/20	350,000		126,000	(b)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Senior Secured Bonds	4.000%	1/15/25	870,000	EUR	1,014,722	(b)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	2,060,000		2,096,050	(a)
Windstream Services LLC, Senior Notes	7.750%	10/15/20	200,000		173,000
Windstream Services LLC, Senior Notes	7.500%	6/1/22	1,510,000		1,166,475
Windstream Services LLC, Senior Notes	7.500%	4/1/23	580,000		436,450

Total Diversified Telecommunication Services					18,075,175

Wireless Telecommunication Services - 4.8%
Altice Financing SA, Senior Secured Notes	5.250%	2/15/23	150,000	EUR	174,978	(a)
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	2,660,000		2,679,950	(a)
Neptune Finco Corp., Senior Notes	6.625%	10/15/25	2,200,000		2,384,030	(a)
Play Finance 1 SA, Senior Secured Bonds	6.500%	8/1/19	570,000	EUR	677,466	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	1,280,000		940,800
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	410,000		322,875
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	1,810,000		1,448,000
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	2,155,000		1,928,725
Sprint Corp., Senior Notes	7.875%	9/15/23	1,290,000		993,029
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	1,050,000		1,077,562
T-Mobile USA Inc., Senior Notes	6.500%	1/15/26	260,000		271,375
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	2,590,000		2,735,687	(a)

Total Wireless Telecommunication Services					15,634,477

TOTAL TELECOMMUNICATION SERVICES					33,709,652

UTILITIES - 1.5%
Electric Utilities - 0.9%
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	1,397,000		1,342,867
Viridian Group FundCo II Ltd., Senior Secured Notes	7.500%	3/1/20	1,300,000	EUR	1,553,233	(a)

Total Electric Utilities					2,896,100

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Independent Power and Renewable Electricity Producers - 0.6%
AES Corp., Senior Notes	4.875%	5/15/23	1,030,000	$996,525
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	974,294	946,283

Total Independent Power and Renewable Electricity Producers				1,942,808

TOTAL UTILITIES				4,838,908

TOTAL CORPORATE BONDS & NOTES (Cost - $307,190,777)				278,533,544

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
Commercial Mortgage Trust, 2015-LC21 E	3.250%	7/10/48	900,000	539,491	(a)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 E	4.619%	8/15/48	700,000	511,669	(a)(f)
Wells Fargo Commercial Mortgage Trust, 2015-C28 E	3.000%	5/15/48	800,000	467,298	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,572,308)				1,518,458

CONVERTIBLE BONDS & NOTES - 0.2%
MATERIALS - 0.2%
Chemicals - 0.1%
Hercules Inc., Junior Subordinated Bonds	6.500%	6/30/29	440,000	365,200

Metals & Mining - 0.1%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/24/19	606,870	233,645	(a)(c)(e)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,012,983)				598,845

SENIOR LOANS - 2.2%
CONSUMER DISCRETIONARY - 0.8%
Hotels, Restaurants & Leisure - 0.4%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	1,160,000	1,161,450	(j)(k)

Specialty Retail - 0.2%
Spencer Gifts LLC, Second Lien Term Loan	9.250%	6/29/22	890,000	778,750	(j)(k)

Textiles, Apparel & Luxury Goods - 0.2%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	712,800	459,756	(j)(k)

TOTAL CONSUMER DISCRETIONARY				2,399,956

CONSUMER STAPLES - 0.2%
Food Products - 0.2%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	580,000	578,188	(j)(k)

ENERGY - 0.5%
Energy Equipment & Services - 0.4%
Hercules Offshore LLC, Exit Term Loan	10.500%	5/6/20	1,650,000	1,188,000	(j)(k)

Oil, Gas & Consumable Fuels - 0.1%
Magnum Hunter Resources Inc., DIP Term Loan	9.000%	9/15/16	455,000	452,725	(e)(j)(k)

TOTAL ENERGY				1,640,725

HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.2%
Lantheus Medical Imaging Inc., Term Loan	7.000%	6/30/22	823,775	720,803	(j)(k)

Health Care Providers & Services - 0.3%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	1,000,000	918,750	(j)(k)

TOTAL HEALTH CARE				1,639,553

UTILITIES - 0.2%
Electric Utilities - 0.2%
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	990,000	732,600	(j)(k)

TOTAL SENIOR LOANS (Cost - $8,091,061)				6,991,022

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SOVEREIGN BONDS - 1.4%
Argentina - 1.1%
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	490,000	$504,945	(a)
Republic of Argentina, Senior Notes	8.280%	12/31/33	2,635,831	3,162,998

Total Argentina				3,667,943

Venezuela - 0.3%
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	2,701,000	1,026,380	(b)

TOTAL SOVEREIGN BONDS (Cost - $5,121,850)				4,694,323

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.4%
U.S. Government Obligations - 4.4%
U.S. Treasury Notes (Cost - $13,997,757)	1.375%	9/30/20	14,050,000	14,169,369

			SHARES
COMMON STOCKS - 1.9%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Bossier Casino Venture Holdco Inc.			90,995	0	*(d)(e)(i)

Media - 0.1%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			6	199,581	*(e)

TOTAL CONSUMER DISCRETIONARY				199,581

ENERGY - 0.3%
Energy Equipment & Services - 0.3%
Hercules Offshore Inc.			24,992	59,981	*
KCAD Holdings I Ltd.			395,216,044	972,231	*(d)(e)

TOTAL ENERGY				1,032,212

FINANCIALS - 1.1%
Banks - 1.1%
Citigroup Inc.			57,244	2,389,937
JPMorgan Chase & Co.			24,291	1,438,513

TOTAL FINANCIALS				3,828,450

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Physiotherapy Associates Holdings Inc.			17,200	195,736	*(d)(e)

INDUSTRIALS - 0.2%
Marine - 0.2%
DeepOcean Group Holding AS			111,638	609,543	*(d)(e)

Road & Rail - 0.0%
Jack Cooper Enterprises Inc.			4,561	46	*(d)(e)

TOTAL INDUSTRIALS				609,589

MATERIALS - 0.0%
Metals & Mining - 0.0%
Mirabela Nickel Ltd.			512,776	32,625	*(d)(e)

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Axtel SAB de CV, ADR			98,075	340,909	*(a)
World Access Inc.			10,212	7	*(e)

TOTAL TELECOMMUNICATION SERVICES				340,916

TOTAL COMMON STOCKS (Cost - $11,619,826)				6,239,109

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE		SHARES	VALUE
CONVERTIBLE PREFERRED STOCKS - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Rex Energy Corp. (Cost - $90,000)	6.000%		900	$4,500

PREFERRED STOCKS - 0.9%
FINANCIALS - 0.9%
Consumer Finance - 0.4%
GMAC Capital Trust I	6.402%		53,662	1,315,255	(f)

Diversified Financial Services - 0.5%
Citigroup Capital XIII	6.988%		56,875	1,495,244	(f)

TOTAL PREFERRED STOCKS (Cost - $2,858,691)				2,810,499

		EXPIRATION DATE	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.0%
U.S. Dollar/Saudi Arabian Riyal, Call @ 3.84SAR (Cost - $212,095)		1/17/17	9,911,000	67,246

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $351,767,348)				315,626,915

			SHARES
SHORT-TERM INVESTMENTS - 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $5,220,050)	0.225%		5,220,050	5,220,050

TOTAL INVESTMENTS - 98.9% (Cost - $356,987,398#)				320,846,965
Other Assets in Excess of Liabilities - 1.1%				3,674,193

TOTAL NET ASSETS - 100.0%				$324,521,158

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(e)	Illiquid security.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)	The coupon payment on these securities is currently in default as of March 31, 2016.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Value is less than $1.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
AUD	— Australian Dollar
DIP	— Debtor-in-Possession
EUR	— Euro
GBP	— British Pound
OJSC	— Open Joint Stock Company
SAR	— Saudi Arabian Riyal

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Yield Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Consumer Discretionary	—	$55,036,470	$1,764,826		$56,801,296
Materials	—	24,399,488	0	*	24,399,488
Other Corporate Bonds & Notes	—	197,332,760	—		197,332,760
Collateralized Mortgage Obligations	—	1,518,458	—		1,518,458
Convertible Bonds & Notes	—	598,845	—		598,845
Senior Loans:
Consumer Discretionary	—	1,621,206	778,750		2,399,956
Energy	—	—	1,640,725		1,640,725
Utilities	—	—	732,600		732,600
Other Senior Loans	—	2,217,741	—		2,217,741
Sovereign Bonds	—	4,694,323	—		4,694,323
U.S. Government & Agency Obligations	—	14,169,369	—		14,169,369
Common Stocks:
Consumer Discretionary	—	—	199,581		199,581
Energy	$59,981	—	972,231		1,032,212
Financials	3,828,450	—	—		3,828,450
Health Care	—	—	195,736		195,736
Industrials	—	—	609,589		609,589
Materials	—	—	32,625		32,625
Telecommunication Services	7	340,909	—		340,916
Convertible Preferred Stocks	4,500	—	—		4,500
Preferred Stocks	2,810,499	—	—		2,810,499
Purchased Options	—	67,246	—		67,246

Total Long-Term Investments	$6,703,437	$301,996,815	$6,926,663		$315,626,915

Short-Term Investments†	5,220,050	—	—		5,220,050

Total Investments	$11,923,487	$301,996,815	$6,926,663		$320,846,965

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$341,743	—		$341,743

Total	$11,923,487	$302,338,558	$6,926,663		$321,188,708

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Futures Contracts	$61,805	—	—		$61,805
Forward Foreign Currency Contracts	—	$1,147,717	—		1,147,717

Total	$61,805	$1,147,717	—		$1,209,522

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	MATERIALS
Balance as of December 31, 2015	$1,729,574	$0	*
Accrued premiums/discounts	8,637	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)[1]	4,586	—
Purchases	47,396	—
Sales	(25,367)	—
Transfers into Level 3	—	—
Transfers out of Level 3[2]	—	—

Balance as of March 31, 2016	$1,764,826	$0	*

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2016[1]	$4,586	—

	SENIOR LOANS
INVESTMENTS IN SECURITIES (Cont’d)	CONSUMER DISCRETIONARY	CONSUMER STAPLES	ENERGY	HEALTH CARE	UTILITIES
Balance as of December 31, 2015	$1,382,603	$571,300	$1,293,575	$759,782	$818,813
Accrued premiums/discounts	2,626	600	6,288	301	579
Realized gain (loss)	146	—	—	24	44
Change in unrealized appreciation (depreciation)[1]	(145,069)	6,288	28,862	(37,229)	(84,336)
Purchases	—	—	312,000	—	—
Sales	(1,800)	—	—	(2,075)	(2,500)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3[2]	(459,756)	(578,188)	—	(720,803)	—

Balance as of March 31, 2016	$778,750	—	$1,640,725	—	$732,600

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2016[1]	$(118,008)	—	$28,862	—	$(84,336)

	COMMON STOCKS
INVESTMENTS IN SECURITIES (Cont’d)	CONSUMER DISCRETIONARY	ENERGY	HEALTH CARE	INDUSTRIALS	MATERIALS	TOTAL
Balance as of December 31, 2015	$185,521	$1,387,603	$1,427,600	$521,283	$31,014	$10,108,668
Accrued premiums/discounts	—	—	—	—	—	19,031
Realized gain (loss)	—	—	465,102	—	—	465,316
Change in unrealized appreciation (depreciation)[1]	14,060	(415,372)	41,729	88,306	1,611	(496,564)
Purchases	—	—	142,927	—	—	502,323
Sales	—	—	(1,881,622)	—	—	(1,913,364)
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3[2]	—	—	—	—	—	(1,758,747)

Balance as of March 31, 2016	$199,581	$972,231	$195,736	$609,589	$32,625	$6,926,663

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2016[1]	$14,060	$(415,372)	$52,809	$88,306	$1,611	$(427,482)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At March 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,611,812
Gross unrealized depreciation	(43,752,245)

Net unrealized depreciation	$(36,140,433)

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	51	6/16	$8,860,899	$8,799,094	$(61,805)

At March 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	7,000,000	USD	7,713,790	Bank of America N.A.	4/12/16	$253,493
USD	17,456,080	EUR	16,022,102	Bank of America N.A.	4/12/16	(780,008)
USD	952,926	EUR	850,000	Bank of America N.A.	4/12/16	(14,530)
USD	441,270	GBP	306,233	BNP Paribas	5/13/16	1,393
EUR	50,000	USD	55,234	Citibank N.A.	5/13/16	1,728
EUR	430,000	USD	482,184	Citibank N.A.	5/13/16	7,684
EUR	410,000	USD	464,396	Citibank N.A.	5/13/16	2,688
USD	768,562	AUD	1,104,613	Citibank N.A.	5/13/16	(76,661)
USD	4,972,567	EUR	4,400,619	Citibank N.A.	5/13/16	(40,740)
USD	982,372	EUR	880,000	Citibank N.A.	5/13/16	(20,148)
USD	4,226,793	GBP	2,928,632	Citibank N.A.	5/13/16	20,070
EUR	120,000	USD	136,237	Goldman Sachs & Co.	5/13/16	470
USD	6,037,241	EUR	5,412,755	Goldman Sachs & Co.	5/13/16	(129,120)
GBP	758,260	USD	1,068,138	UBS AG	5/13/16	21,036
USD	5,571,745	EUR	4,966,746	UBS AG	5/13/16	(86,510)
USD	5,142,697	GBP	3,557,138	UBS AG	5/13/16	33,181

Total						$(805,974)

Abbreviations used in this table:

AUD	—	Australian Dollar
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 20, 2016